Derivatives - Schedule of Fair Value Hedging Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Carrying Amount of the Hedged Assets/(Liabilities)	$ 298,853	$ 302,362	$ 0
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets/(Liabilities)	(1,106)	2,362	0
Securities available-for-sale, at fair value
Derivative [Line Items]
Carrying Amount of the Hedged Assets/(Liabilities)	298,853	302,362	0
Cumulative Amount of Fair Value Hedging Adjustment Included in the Carrying Amount of the Hedged Assets/(Liabilities)	(1,106)	2,362	$ 0
Closed portfolio, amortized cost	298,900	302,400
Closed portfolio, cumulative basis adjustment	$ (1,100)	2,400
Closed portfolio, hedged amount		$ 300,000